Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended	34 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000254728
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FM Compounders Equity ETF
C000232649
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FM Focus Equity ETF
Without Sales Load [Member] | C000254728
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%
Without Sales Load [Member] | C000232649
Average Annual Return [Line Items]
Average Annual Return, Percent		13.57%	9.85%
S&P 500 Equal Weight Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent	(1.69%)
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		18.41%	14.09%